Deferred taxes and contributions (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Profit before taxes	R$ 11,701,851	R$ 13,642,808	R$ 4,753,984
Statutory rate	34.00%	34.00%
Estimated expense at statutory rate	R$ (3,978,629)	R$ (4,638,555)
Tax benefit from interest on equity	611,320	672,796
Provision Law No. 4.819/1958 – G0	(43,638)	(23,721)
Donations	(104)	(21,591)
Tax Incentives	92,550	52,892
Agreement with AAPS	(9,709)	(77,471)
Other differences	88,418	(27,595)
Income and social contribution taxes	(3,239,792)	(4,063,245)
Current income and social contribution taxes	(2,742,241)	(1,302,648)
Deferred income and social contribution taxes	R$ (497,551)	R$ (2,760,597)
Effective rate	28.00%	30.00%